THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 12, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON SEPTEMBER 30, 2002.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended      September 30, 1999
                                                   ------------------

Check here if Amendment  [X]   Amendment Number :     3
                                                   --------

  This Amendment (Check only one):  [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          ----------------------------
Address:  1 Lafayette Place
          ----------------------------
          Greenwich, CT 06830
          ----------------------------

Form 13F File Number:      28- 2610
                      ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   William C. Crowley
        ------------------------------
Title:  President of General Partner
        ------------------------------
Phone:  (203) 861-4600
        ------------------------------

Signature, Place, and Date of Signing:

    /s/ William C. Crowley             Greenwich, CT         November 14, 2002
--------------------------------    -------------------   ---------------------
         (Signature)                   (City, State)              (Date)

Report Type (Check only one):

 [X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                      6
Form 13F Information Table Value Total:               $131,577
                                                (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Dress Barn Inc.    Common      261570-10-5      1,228       67,522     SH            DEFINED                   67,522

Dress Barn Inc.    Common      261570-10-5      4,434      243,778     SH             SOLE                    243,778

Dow Jones & Co.
  Inc.             Common      260561-10-5     21,018      393,776     SH            DEFINED                  393,776

Dow Jones & Co.
  Inc.             Common      260561-10-5     79,028    1,480,624     SH             SOLE                  1,480,624

Hillenbrand
  Industries       Common      431573-10-4      5,614      212,855     SH            DEFINED                  212,855

Hillenbrand
  Industries       Common      431573-10-4     20,255      767,945     SH             SOLE                    767,945


Grand Total                                   131,577